Share-based Payments - Schedule of Activity in Stock Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure Of Share Based Payments [Abstract]
Number of options outstanding, beginning balance | shares	12,243,526	14,646,720	10,976,480
Number of options granted | shares	4,152,565	3,578,000	5,819,520
Number of options forfeited | shares	(719,860)	(1,220,508)	(659,000)
Number of options exercised | shares	(3,478,660)	(4,736,555)	(1,422,520)
Number of options expired | shares	(43,799)	(24,131)	(67,760)
Number of options outstanding, ending balance | shares	12,153,772	12,243,526	14,646,720
Number of options, Exercisable | shares	5,553,650	5,162,876	5,822,400
Weighted average exercise price outstanding, beginning balance | $ / shares	$ 77.63	$ 48.73	$ 36.88
Weighted average exercise price granted | $ / shares	147.11	142.20	64.11
Weighted average exercise price forfeited | $ / shares	105.01	62.82	46.34
Weighted average exercise price exercised | $ / shares	49.41	40.97	22.23
Weighted average exercise price expired | $ / shares	117.79	54.98	28.49
Weighted average exercise price outstanding, ending balance | $ / shares	107.68	77.63	48.73
Weighted average exercise price, Exercisable | $ / shares	$ 84.18	$ 58.25	$ 39.62